Stock-Based Compensation (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Summary of Stock Option Activity
The following table summarizes the stock option activity related to the 2013 Plan:

	Number of Options Outstanding	Average Exercise Price Per Share

Options outstanding at December 31, 2021	15,381,736	$2.00
Granted	—	$—
Exercised	(789,809)	$0.77
Forfeited	(64,999)	$3.98
Options outstanding at March 31, 2022	14,526,928	$2.06
Options exercisable at March 31, 2022	12,185,463	$1.79
The following table summarizes the stock option activity related to the 2021 Plan:

	Number of Options Outstanding	Average Exercise Price Per Share

Options outstanding at December 31, 2021	1,013,480	$15.84
Granted	—	$—
Exercised	—	$—
Forfeited	—	$—
Options outstanding at March 31, 2022	1,013,480	$15.84
Options exercisable at March 31, 2022	152,902	$15.84

The following table summarizes the stock option activity related to the 2013 Plan:

	Number of Options Outstanding	Average Exercise Price Per Share	Remaining Contractual Life (Years)	Intrinsic Value[4]
				(In thousands)
Options outstanding at December 31, 2019	14,663,610	$4.05	6.94	$54,100
Granted	5,782,544	$8.67
Exercised	(19,404)	$5.36
Forfeited	(2,052,583)	$8.62
Expired	(475,548)	$6.92
Options outstanding at December 31, 2020	17,898,619	$4.94	6.75	$110,552
Granted	—	$—
Exercised	(1,557,214)	$0.60
Forfeited	(912,912)	$4.07
Expired	(46,757)	$3.08
Options outstanding at December 31, 2021	15,381,736	$2.00	5.83	$36,093
Options exercisable at December 31, 2021	12,546,315	$1.68	5.25	$33,464
[4] The aggregated intrinsic value represents the difference between the exercise price and the closing stock price of $4.35 for the Company’s ordinary shares on December 31, 2021.
The following table summarizes the stock option activity related to the 2021 Plan:

	Number of Options Outstanding	Average Exercise Price Per Share	Remaining Contractual Life (Years)	Intrinsic Value
				(In thousands)
Options outstanding at December 31, 2020	—	$—	0.00	—
Granted	1,013,480	$15.84
Exercised	—	$—
Forfeited	—	$—
Expired	—	$—
Options outstanding at December 31, 2021	1,013,480	$15.84	9.61	$11,645
Options exercisable at December 31, 2021	81,538	$15.84	9.61	$937

Summary of Restricted Stock Unit Activity
Employee RSUs activity for the year ended December 31, 2021 was as follows:

	Number of RSUs Outstanding	Weighted Average Grant Date Fair Value	Remaining Contractual Life (Years)	Intrinsic Value
				(In thousands)
Outstanding at December 31, 2020	—	$—	0.00	$—
Granted	4,181,607	$6.71
Exercised	(24,668)	$7.07
Forfeited	(2,431)	$7.07
Expired	—	$—
Outstanding at December 31, 2021	4,154,508	$6.71	1.76	$18,072

Schedule of Stock-Based Compensation Expense
The following table summarizes our stock-based compensation expense for all equity arrangements and is included in the consolidated statements of operations and comprehensive loss as follows (in thousands):

	Years Ended December 31,
	2021	2020
Cost of revenue	$1,825	$2,271
Research and development	7,182	4,313
Selling, general, and administrative	3,006	1,459
Total stock-based compensation expense	$12,013	$8,043

Schedule of Stock Options, Valuation Assumptions
The assumptions that the Company used in the Black-Scholes option-pricing model to determine the fair value of the purchase rights under the ESPP for the year ended December 31, 2021, were as follows:

Year Ended December 31, 2021
Expected term (in years)	0.5-1.0
Expected volatility (%)	54%
Risk-free interest rate (%)	0.10 - 0.25
Dividend yield	—
The weighted average assumptions used to value the grants are as follows:

	Years Ended December 31,
	2021	2020
Expected term (in years)	6.05	4.86 - 6.25
Expected volatility (%)	53.0	50.29 - 52.45
Risk-free interest rate (%)	0.96	0.30 - 1.75
Dividend yield	—	—